Schedule of Investments PIMCO Corporate & Income Opportunity Fund	April 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 147.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 23.9%
Advanz Pharma Corp. 6.568% (LIBOR03M + 5.500%) due 09/06/2024 ~		$10,015	$8,780
Al Convoy (Luxembourg) SARL 4.635% - 4.650% (LIBOR03M + 3.500%) due 01/17/2027 ~		161	153
Alphabet Holding Co., Inc. 3.904% (LIBOR03M + 3.500%) due 09/26/2024 ~		98	88
Altice France S.A. 4.814% (LIBOR03M + 4.000%) due 08/14/2026 ~		493	460
Ancestry.com Operations, Inc.
4.660% (LIBOR03M + 4.250%) due 08/27/2026 ~		2,293	2,011
4.750% (LIBOR03M + 3.750%) due 10/19/2023 «~		99	92
API Group, Inc. 2.904% (LIBOR03M + 2.500%) due 10/01/2026 ~		100	97
Arconic Corp. 3.240% (LIBOR03M + 2.750%) due 03/25/2027 «~		64	64
Avantor, Inc. 3.250% (LIBOR03M + 2.250%) due 11/21/2024 «~		38	38
Axalta Coating Systems U.S. Holdings, Inc. 3.200% (LIBOR03M + 1.750%) due 06/01/2024 ~		325	318
Banijay Entertainment U.S. Holdings TBD% due 03/04/2025 «		32	30
Bausch Health Cos., Inc.
3.468% (LIBOR03M + 2.750%) due 11/27/2025 ~		128	123
3.718% (LIBOR03M + 3.000%) due 06/02/2025 ~		353	342
BWAY Holding Co. 4.561% (LIBOR03M + 3.250%) due 04/03/2024 ~		1,041	903
Caesars Entertainment Operating Co. 2.404% (LIBOR03M + 2.000%) due 10/07/2024 ~		81	79
CenturyLink, Inc. 2.654% (LIBOR03M + 2.250%) due 03/15/2027 ~		1,628	1,547
Charter Communications Operating LLC 2.160% (LIBOR03M + 1.750%) due 02/01/2027 ~		359	346
Clay Holdco BV 4.500% (EUR003M + 4.500%) due 10/30/2025 ~	EUR	4,040	4,128
Clear Channel Outdoor Holdings, Inc. 4.203% - 4.260% (LIBOR03M + 3.500%) due 08/21/2026 ~		$100	86
CommScope, Inc. 3.654% (LIBOR03M + 3.250%) due 04/06/2026 ~		199	189
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		12,211	9,366
DTEK Holdings Ltd. TBD% due 06/30/2023	EUR	2,646	1,245
DTEK Trading S.A. 5.404% (LIBOR03M + 5.000%) due 06/30/2023 ~		$1,945	914
Dubai World (3.000% Cash and 1.750% PIK) 4.750% (LIBOR03M + 2.000%) due 09/30/2022 ~(d)		11,091	10,370
Elanco Animal Health, Inc. TBD% due 02/04/2027		274	265
Emerald TopCo, Inc. 3.904% - 4.260% (LIBOR03M + 3.500%) due 07/24/2026 ~		232	219
Encina Private Credit LLC TBD% - 4.128% (LIBOR03M + 3.128%) due 11/30/2025 «~		32,000	32,000
Envision Healthcare Corp. 4.154% (LIBOR03M + 3.750%) due 10/10/2025 ~		20,120	14,134
EyeCare Partners LLC
0.500% due 02/18/2027 µ		23	20
4.822% (LIBOR03M + 3.750%) due 02/05/2027 ~		100	85
Financial & Risk U.S. Holdings, Inc.
3.250% (EUR003M + 3.250%) due 10/01/2025 ~	EUR	997	1,066
3.654% (LIBOR03M + 3.250%) due 10/01/2025 ~		$1,488	1,459
Forbes Energy Services LLC (5.000% Cash and 11.000% PIK) 16.000% (LIBOR03M + 5.000%) due 04/13/2021 ~(d)		1,040	874
Forest City Enterprises LP 3.904% (LIBOR03M + 3.500%) due 12/08/2025 «~		296	273
Froneri International PLC
2.654% (LIBOR03M + 2.250%) due 01/29/2027 ~		252	235
Front Range Bidco, Inc. 3.250% (EUR003M + 3.250%) due 03/09/2027 ~	EUR	1,000	1,057
Frontier Communications Corp. 5.210% - 5.350% (LIBOR03M + 3.750%) due 06/15/2024 ~		$1,170	1,145
Ineos Finance PLC 2.500% (EUR003M + 2.000%) due 04/01/2024 ~	EUR	4,985	5,279

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2020 (Unaudited)

Ingersoll Rand Co. Ltd. 2.154% (LIBOR03M + 1.750%) due 03/01/2027 ~	$113	107
Innophos, Inc. 4.614% (LIBOR03M + 3.750%) due 02/04/2027 «~	48	46
Intelsat Jackson Holdings S.A.
6.000% (PRIME + 2.750%) due 11/27/2023 ~	3,180	3,130
6.750% (PRIME + 3.500%) due 01/02/2024 ~	100	99
IRB Holding Corp. 3.750% - 3.954% (LIBOR03M + 2.750%) due 02/05/2025 ~	1,861	1,635
Jefferies Finance LLC 3.688% (LIBOR03M + 3.250%) due 06/03/2026 ~	47	42
McDermott International, Inc. 0.500% - 10.647% (LIBOR03M + 9.000%) due 10/21/2020 ~	19,477	18,731
McDermott Technology Americas, Inc.
TBD% due 05/09/2025 ^(e)	12,109	3,915
Messer Industrie GmbH 3.950% (LIBOR03M + 2.500%) due 03/01/2026 ~	141	134
MH Sub LLC 4.822% (LIBOR03M + 3.750%) due 09/13/2024 ~	215	199
Nascar Holdings, Inc. 3.375% (LIBOR03M + 2.750%) due 10/19/2026 ~	148	139
NCI Building Systems, Inc. 4.579% (LIBOR03M + 3.750%) due 04/12/2025 ~	288	249
Neiman Marcus Group Ltd. LLC 7.500% (LIBOR03M + 6.000%) due 10/25/2023 ~	22,935	9,116
Neiman Marcus Group Ltd. LLC (7.000% Cash and 1.000% PIK) 8.000% (LIBOR03M + 5.500%) due 10/25/2023 ~(d)	16,975	6,422
Ortho-Clinical Diagnostics S.A. 4.266% (LIBOR03M + 3.250%) due 06/30/2025 ~	12,383	11,083
Pacific Gas & Electric Co. TBD% due 02/22/2049 ^«(e)	300	301
Parexel International Corp. 3.154% (LIBOR03M + 2.750%) due 09/27/2024 ~	15,188	14,020
PetSmart, Inc. 5.000% (LIBOR03M + 4.000%) due 03/11/2022 ~	28,109	27,350
Playtika Holding Corp. 7.072% (LIBOR03M + 6.000%) due 12/10/2024 ~	8,388	8,325
Prestige Brands, Inc. 2.404% (LIBOR03M + 2.000%) due 01/26/2024 ~	102	99
PUG LLC 3.904% (LIBOR03M + 3.500%) due 02/12/2027 «~	76	63
RegionalCare Hospital Partners Holdings, Inc. 4.154% (LIBOR03M + 3.750%) due 11/17/2025 ~	100	93
Reynolds Consumer Products, Inc. 2.154% (LIBOR03M + 1.750%) due 02/04/2027 ~	100	97
SBA Senior Finance LLC 2.160% (LIBOR03M + 1.750%) due 04/11/2025 ~	491	476
Sequa Mezzanine Holdings LLC
6.742% (LIBOR03M + 5.000%) due 11/28/2021 ~	2,284	1,923
10.000% (LIBOR03M + 9.000%) due 04/28/2022 ~	5,370	3,848
Sinclair Television Group, Inc. 3.320% (LIBOR03M + 2.500%) due 09/30/2026 ~	128	120
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/13/2026 ~	296	286
Starfruit Finco BV 3.864% (LIBOR03M + 3.000%) due 10/01/2025 ~	457	418
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~	5,373	5,396
Summer (BC) Holdco B SARL
6.906% (LIBOR03M + 5.000%) due 12/04/2026 «~	6,186	5,227
6.917% (LIBOR03M + 5.000%) due 12/04/2026 «~	1,550	1,310
Sunshine Luxembourg SARL 5.322% (LIBOR03M + 4.250%) due 10/01/2026 ~	523	481
Syniverse Holdings, Inc. 6.873% (LIBOR03M + 5.000%) due 03/09/2023 ~	14,450	10,245
TransDigm, Inc. 2.654% (LIBOR03M + 2.250%) due 08/22/2024 ~	584	514
U.S. Renal Care, Inc. 5.438% (LIBOR03M + 5.000%) due 06/26/2026 ~	922	878
Westmoreland Mining Holdings LLC 9.093% (LIBOR03M + 8.250%) due 03/15/2022 «~	904	895
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 «(d)	3,056	1,986
Whatabrands LLC 3.732% (LIBOR03M + 2.750%) due 07/31/2026 ~	47	43
Windstream Services LLC
7.500% (PRIME + 4.250%) due 02/17/2024 «~	16,336	10,169
8.250% (PRIME + 5.000%) due 03/29/2021 «~	19,926	12,553

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2020 (Unaudited)

Zayo Group Holdings, Inc. 3.404% (LIBOR03M + 3.000%) due 03/09/2027 ~		500	471
Total Loan Participations and Assignments (Cost $325,157)			262,514
CORPORATE BONDS & NOTES 52.3%
BANKING & FINANCE 20.1%
Ally Financial, Inc. 8.000% due 11/01/2031 (m)		5,957	7,061
Ambac LSNI LLC 6.450% due 02/12/2023 •(m)		1,012	968
Ardonagh Midco PLC 8.375% due 07/15/2023 (m)	GBP	25,482	29,080
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$400	376
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,600	486
Bank of Ireland 7.375% due 06/18/2020 •(i)(j)(m)	EUR	1,200	1,285
Barclays Bank PLC 7.625% due 11/21/2022 (j)		$450	472
Barclays PLC
7.125% due 06/15/2025 •(i)(j)	GBP	2,200	2,637
7.750% due 09/15/2023 •(i)(j)		$2,000	1,931
7.875% due 09/15/2022 •(i)(j)	GBP	4,625	5,774
8.000% due 06/15/2024 •(i)(j)		$1,000	998
BGC Partners, Inc. 5.375% due 07/24/2023 (m)		490	491
BNP Paribas S.A. 7.625% due 03/30/2021 •(i)(j)		200	204
Brookfield Finance, Inc.
3.900% due 01/25/2028		28	29
4.700% due 09/20/2047 (m)		464	470
Cantor Fitzgerald LP
4.875% due 05/01/2024		64	63
6.500% due 06/17/2022 (m)		10,000	10,310
CBL & Associates LP
4.600% due 10/15/2024		6	2
5.950% due 12/15/2026		4,986	1,350
Cooperatieve Rabobank UA 5.500% due 06/29/2020 •(i)(j)	EUR	200	220
Credit Agricole S.A. 7.875% due 01/23/2024 •(i)(j)(m)		$400	427
Credit Suisse Group AG
7.250% due 09/12/2025 •(i)(j)		200	200
7.500% due 07/17/2023 •(i)(j)		600	606
7.500% due 12/11/2023 •(i)(j)		2,336	2,479
Emerald Bay S.A. 0.000% due 10/08/2020 (h)	EUR	1,162	1,235
Equitable Holdings, Inc. 5.000% due 04/20/2048		$16	17
ESH Hospitality, Inc. 4.625% due 10/01/2027		118	107
Flagstar Bancorp, Inc. 6.125% due 07/15/2021 (m)		6,000	6,032
Ford Motor Credit Co. LLC 0.275% due 12/01/2024 •	EUR	100	86
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		$785	649
6.750% due 03/15/2022 (m)		1,572	1,428
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035 (m)		200	209
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023 (m)		200	190
GSPA Monetization Trust 6.422% due 10/09/2029		6,077	6,000
Hampton Roads PPV LLC 6.171% due 06/15/2053 (m)		1,800	1,747
HSBC Bank PLC 6.330% due 05/18/2023		12,400	11,579
HSBC Holdings PLC
5.875% due 09/28/2026 •(i)(j)(m)	GBP	400	493
6.000% due 09/29/2023 •(i)(j)(m)	EUR	2,330	2,653
6.500% due 03/23/2028 •(i)(j)		$400	397
Hunt Cos., Inc. 6.250% due 02/15/2026		56	48
Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030		200	189
3.950% due 02/13/2050		200	178
ING Groep NV 5.750% due 11/16/2026 •(i)(j)		700	674
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		134	129

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2020 (Unaudited)

Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		76	53
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(i)(j)		700	693
7.625% due 06/27/2023 •(i)(j)	GBP	4,610	5,772
7.875% due 06/27/2029 •(i)(j)		3,515	4,765
LoanCore Capital Markets LLC 6.875% due 06/01/2020 (m)		$11,610	11,164
Navient Corp.
5.625% due 08/01/2033		74	56
6.125% due 03/25/2024		289	268
6.500% due 06/15/2022		600	584
7.250% due 01/25/2022		1,100	1,083
7.250% due 09/25/2023		77	74
Newmark Group, Inc. 6.125% due 11/15/2023		128	118
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022		2,133	2,080
Royal Bank of Scotland Group PLC 8.000% due 08/10/2025 •(i)(j)(m)		15,325	16,010
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(i)(j)(m)	GBP	9,405	11,021
7.375% due 06/24/2022 •(i)(j)		1,640	1,928
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022 (m)		$500	528
Societe Generale S.A.
6.750% due 04/06/2028 •(i)(j)		400	376
7.375% due 10/04/2023 •(i)(j)(m)		1,300	1,221
Springleaf Finance Corp. 6.875% due 03/15/2025		270	257
Stearns Holdings LLC
5.000% due 11/05/2024		15	9
9.375% due 08/15/2020 «		578	0
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	510	841
5.744% due 04/13/2040		405	665
5.801% due 10/13/2040		1,662	2,756
6.052% due 10/13/2039		1,202	1,981
TP ICAP PLC 5.250% due 01/26/2024 (m)		9,020	11,976
UniCredit SpA 7.830% due 12/04/2023		$8,660	9,520
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	5,137	7,156
Uniti Group LP 7.875% due 02/15/2025 (m)		$11,643	11,279
Voyager Aviation Holdings LLC 8.500% due 08/15/2021 (m)		17,047	14,102
			220,295
INDUSTRIALS 23.6%
AA Bond Co. Ltd.
2.875% due 07/31/2043 (m)	GBP	2,700	3,230
4.249% due 07/31/2043 (m)		220	275
Aker BP ASA
3.000% due 01/15/2025		$200	175
3.750% due 01/15/2030		175	148
Albertsons Cos., Inc.
3.500% due 02/15/2023		43	42
4.625% due 01/15/2027		19	19
4.875% due 02/15/2030		41	42
Altice Financing S.A. 2.250% due 01/15/2025	EUR	300	309
Altice France S.A.
2.125% due 02/15/2025		900	922
5.500% due 01/15/2028 (m)		$2,000	2,029
Associated Materials LLC 9.000% due 01/01/2024		2,792	2,415
Avon International Capital PLC 6.500% due 08/15/2022		52	49
B.C. Unlimited Liability Co. 4.375% due 01/15/2028		70	68
Baffinland Iron Mines Corp. 8.750% due 07/15/2026		2,300	2,035
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)		150	96
Boeing Co.
4.508% due 05/01/2023 (c)		958	958
4.875% due 05/01/2025 (c)		958	958
5.040% due 05/01/2027 (c)		766	766
5.150% due 05/01/2030 (c)		958	958
5.705% due 05/01/2040 (c)		1,596	1,596
5.805% due 05/01/2050 (c)		1,198	1,198
5.930% due 05/01/2060 (c)		1,596	1,596

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2020 (Unaudited)

Bombardier, Inc.
5.750% due 03/15/2022		2,300	1,735
6.000% due 10/15/2022		264	200
7.875% due 04/15/2027		2,107	1,378
Camelot Finance S.A. 4.500% due 11/01/2026		15	15
CCO Holdings LLC
4.500% due 08/15/2030		349	352
4.750% due 03/01/2030		362	371
Centene Corp. 4.750% due 01/15/2025		362	372
Citrix Systems, Inc. 3.300% due 03/01/2030		162	165
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024 (m)		358	300
Community Health Systems, Inc.
6.625% due 02/15/2025		2,778	2,566
8.000% due 03/15/2026 (m)		3,672	3,537
8.625% due 01/15/2024 (m)		1,445	1,418
Connect Finco SARL 6.750% due 10/01/2026		126	121
Corning, Inc. 5.450% due 11/15/2079 (m)		157	176
CSC Holdings LLC 6.500% due 02/01/2029		300	329
CVS Pass-Through Trust 7.507% due 01/10/2032		1,635	1,928
Dell International LLC 6.020% due 06/15/2026 (m)		5,180	5,614
Diamond Resorts International, Inc. 10.750% due 09/01/2024 (m)		2,990	1,925
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021 (m)		14,929	13,432
Eldorado Resorts, Inc. 6.000% due 09/15/2026 (m)		4,400	4,441
Energy Transfer Operating LP
2.900% due 05/15/2025		80	75
3.750% due 05/15/2030 (m)		176	160
5.000% due 05/15/2050 (m)		160	143
Envision Healthcare Corp. 8.750% due 10/15/2026		4,951	1,680
Exela Intermediate LLC 10.000% due 07/15/2023		217	41
Ferroglobe PLC 9.375% due 03/01/2022		2,500	943
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (m)		3,088	2,737
6.875% due 03/01/2026 (m)		2,082	1,836
Flex Ltd. 4.875% due 06/15/2029		36	37
Ford Motor Co. 7.700% due 05/15/2097 (m)		29,796	26,071
Fresh Market, Inc. 9.750% due 05/01/2023		12,200	7,686
Frontier Finance PLC 8.000% due 03/23/2022	GBP	8,800	11,445
Full House Resorts, Inc.
8.575% due 01/31/2024		$682	658
9.738% due 02/02/2024		58	56
General Electric Co.
5.875% due 01/14/2038		22	25
6.150% due 08/07/2037		82	97
6.875% due 01/10/2039		16	20
Greene King Finance PLC 2.460% (BP0003M + 1.800%) due 12/15/2034 ~	GBP	350	414
Griffon Corp. 5.750% due 03/01/2028		$48	46
HCA, Inc.
3.500% due 09/01/2030		188	180
7.500% due 11/15/2095 (m)		4,800	5,321
iHeartCommunications, Inc.
6.375% due 05/01/2026 (m)		2,493	2,367
8.375% due 05/01/2027		808	678
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (d)	EUR	500	493
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (d)		300	295
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)		$974	836
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)		718	630
Innophos Holdings, Inc. 9.375% due 02/15/2028		258	249
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(e)		196	38

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2020 (Unaudited)

Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(e)		2,220	1,217
8.000% due 02/15/2024		156	161
8.500% due 10/15/2024 ^(e)		11,991	7,017
9.750% due 07/15/2025 ^(e)		6,072	3,553
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(e)		11,828	1,832
8.125% due 06/01/2023 ^(e)(m)		1,939	170
Kinder Morgan, Inc.
7.750% due 01/15/2032 (m)		3,100	3,973
7.800% due 08/01/2031 (m)		6,000	7,496
Kraft Heinz Foods Co.
3.950% due 07/15/2025		650	681
5.200% due 07/15/2045		200	206
Laredo Petroleum, Inc.
9.500% due 01/15/2025		45	19
10.125% due 01/15/2028		38	16
LifePoint Health, Inc. 4.375% due 02/15/2027		16	15
Mallinckrodt International Finance S.A. 5.500% due 04/15/2025 (m)		2,142	549
Mattel, Inc. 5.875% due 12/15/2027		29	28
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		200	194
5.375% due 12/04/2029 (m)		2,430	2,286
5.625% due 07/17/2027		400	392
MGM China Holdings Ltd. 5.875% due 05/15/2026		800	796
Micron Technology, Inc. 5.327% due 02/06/2029 (m)		330	379
NCL Corp. Ltd. 3.625% due 12/15/2024		152	99
Netflix, Inc.
3.625% due 06/15/2030	EUR	400	444
3.875% due 11/15/2029		1,333	1,505
4.625% due 05/15/2029		500	592
4.875% due 06/15/2030		$300	323
5.375% due 11/15/2029		130	143
Noble Holding International Ltd. 7.875% due 02/01/2026		536	122
NVR, Inc. 3.000% due 05/15/2030 (c)		1,300	1,298
Odebrecht Oil & Gas Finance Ltd.
0.000% due 05/28/2020 (h)(i)		536	6
0.000% due 05/29/2020 (h)(i)		744	8
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022 (m)		1,713	1,568
7.250% due 02/01/2028		2,012	1,818
Pacific Drilling SA 8.375% due 10/01/2023		763	173
Pan American Energy LLC 26.659% (BADLARPP) due 11/20/2020 ~	ARS	57,610	486
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		$232	236
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023 (m)		200	201
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	400	317
4.750% due 02/26/2029		3,519	2,910
4.875% due 02/21/2028 (m)		7,947	6,744
5.350% due 02/12/2028 (m)		$1,406	1,055
5.950% due 01/28/2031		402	293
6.490% due 01/23/2027		160	131
6.500% due 03/13/2027 (m)		13,470	10,992
6.750% due 09/21/2047		90	63
6.840% due 01/23/2030		470	369
6.950% due 01/28/2060		660	467
7.690% due 01/23/2050		240	178
Petronas Capital Ltd.
3.500% due 04/21/2030		600	629
4.550% due 04/21/2050		400	436
4.800% due 04/21/2060		400	465
Platin 1426 GmbH
5.375% due 06/15/2023	EUR	3,000	2,852
6.875% due 06/15/2023		900	848
Prime Security Services Borrower LLC 6.250% due 01/15/2028		$168	152
PTC, Inc.
3.625% due 02/15/2025		65	64
4.000% due 02/15/2028		32	32
QVC, Inc. 5.950% due 03/15/2043 (m)		4,464	3,376
Radiate Holdco LLC 6.875% due 02/15/2023		7	7

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2020 (Unaudited)

Radiology Partners, Inc. 9.250% due 02/01/2028		120	115
Refinitiv U.S. Holdings, Inc. 4.500% due 05/15/2026	EUR	400	459
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	1,500	2,427
Sands China Ltd.
4.600% due 08/08/2023 (m)		$400	413
5.125% due 08/08/2025 (m)		400	421
5.400% due 08/08/2028 (m)		5,000	5,258
Sensata Technologies, Inc. 4.375% due 02/15/2030		64	62
Spanish Broadcasting System, Inc. 12.500% due 04/15/2049 ^(e)		999	1,037
Staples, Inc. 7.500% due 04/15/2026		27	21
Syngenta Finance NV
4.892% due 04/24/2025		200	200
5.182% due 04/24/2028		200	203
TEGNA, Inc. 4.625% due 03/15/2028		385	347
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021 (m)		2,220	2,154
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022 (m)		2,369	2,261
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021		884	865
2.800% due 07/21/2023 (m)		3,710	3,428
6.000% due 01/31/2025	EUR	200	228
Topaz Solar Farms LLC
4.875% due 09/30/2039		$4,597	4,787
5.750% due 09/30/2039		24,277	26,999
TransDigm, Inc. 5.500% due 11/15/2027		80	68
Transocean Guardian Ltd. 5.875% due 01/15/2024		501	391
Transocean Pontus Ltd. 6.125% due 08/01/2025		251	207
Transocean, Inc.
7.250% due 11/01/2025		216	87
8.000% due 02/01/2027		372	147
Trident TPI Holdings, Inc. 9.250% due 08/01/2024		39	34
Triumph Group, Inc.
5.250% due 06/01/2022		51	40
6.250% due 09/15/2024		152	121
U.S. Renal Care, Inc. 10.625% due 07/15/2027		137	137
Unigel Luxembourg S.A. 8.750% due 10/01/2026		300	182
United Group BV
3.125% due 02/15/2026	EUR	500	517
3.250% due 02/15/2026 •		200	206
3.625% due 02/15/2028		600	615
4.875% due 07/01/2024		200	216
Univision Communications, Inc. 5.125% due 02/15/2025 (m)		$767	678
Valaris PLC
5.750% due 10/01/2044		184	16
7.750% due 02/01/2026		24	2
Vale Overseas Ltd.
6.250% due 08/10/2026		579	637
6.875% due 11/21/2036		320	375
6.875% due 11/10/2039		90	107
Vale S.A. 3.750% due 01/10/2023	EUR	100	111
ViaSat, Inc.
5.625% due 09/15/2025		$158	149
5.625% due 04/15/2027		28	28
Western Midstream Operating LP
2.161% (US0003M + 0.850%) due 01/13/2023 ~		96	78
3.100% due 02/01/2025		64	59
4.050% due 02/01/2030		64	59
5.250% due 02/01/2050		64	51
Wyndham Destinations, Inc.
3.900% due 03/01/2023		155	136
4.625% due 03/01/2030		95	81
5.400% due 04/01/2024		20	18
5.750% due 04/01/2027 (m)		1,535	1,354
Wynn Macau Ltd.
5.125% due 12/15/2029		1,200	1,165
5.500% due 10/01/2027		800	773
YPF S.A.
23.150% (BADLARPP + 4.000%) due 09/24/2020 «~	ARS	11,480	98
26.761% (BADLARPP + 6.000%) due 03/04/2021 ~		15,730	134

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2020 (Unaudited)

Zayo Group Holdings, Inc. 6.125% due 03/01/2028		$163	154
			258,814
UTILITIES 8.6%
Centrais Eletricas Brasileiras S.A.
3.625% due 02/04/2025		200	182
4.625% due 02/04/2030		200	173
CenturyLink, Inc. 4.000% due 02/15/2027		128	125
DTEK Finance PLC 10.750% due 12/31/2024		3,986	1,873
Edison International 5.750% due 06/15/2027		121	138
Frontier Communications Corp. 8.000% due 04/01/2027		226	232
Mountain States Telephone & Telegraph Co. 7.375% due 05/01/2030		6,900	7,002
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		273	223
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)		318	109
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(m)		5,762	4,386
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(d)		8,087	1,001
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(e)		766	787
2.950% due 03/01/2026 ^(e)		1,422	1,434
3.250% due 09/15/2021 ^(e)		180	184
3.300% due 03/15/2027 ^(e)(m)		4,507	4,558
3.300% due 12/01/2027 ^(e)(m)		2,610	2,633
3.400% due 08/15/2024 ^(e)		710	738
3.500% due 06/15/2025 ^(e)		1,489	1,532
3.750% due 02/15/2024 ^(e)		443	467
3.750% due 08/15/2042 ^(e)		46	45
3.850% due 11/15/2023 ^(e)		717	749
4.000% due 12/01/2046 ^(e)		6	6
4.250% due 05/15/2021 ^(e)(m)		1,909	1,956
4.300% due 03/15/2045 ^(e)		57	60
4.500% due 12/15/2041 ^(e)		65	68
4.600% due 06/15/2043 ^(e)		36	39
4.650% due 08/01/2028 ^(e)(m)		1,989	2,227
4.750% due 02/15/2044 ^(e)		1,650	1,830
5.125% due 11/15/2043 ^(e)		2,822	3,136
5.400% due 01/15/2040 ^(e)		36	41
5.800% due 03/01/2037 ^(e)		8,363	9,421
6.250% due 03/01/2039 ^(e)		1,376	1,553
6.350% due 02/15/2038 ^(e)		1,751	1,985
Petrobras Global Finance BV
5.093% due 01/15/2030 (m)		1,272	1,163
6.250% due 12/14/2026 (m)	GBP	4,976	6,072
6.625% due 01/16/2034		800	955
Plains All American Pipeline LP 6.650% due 01/15/2037		$150	142
RCS & RDS S.A. 2.500% due 02/05/2025	EUR	400	425
Rio Oil Finance Trust
8.200% due 04/06/2028		$360	331
8.200% due 04/06/2028 (m)		3,700	3,404
9.250% due 07/06/2024 (m)		6,870	6,543
9.750% due 01/06/2027		494	472
Southern California Edison Co.
2.850% due 08/01/2029		32	33
3.650% due 03/01/2028		11	12
3.650% due 02/01/2050		64	70
4.125% due 03/01/2048		76	87
4.650% due 10/01/2043 (m)		1,110	1,306
4.875% due 03/01/2049 (m)		316	403
5.750% due 04/01/2035		22	29
6.000% due 01/15/2034		34	44
6.650% due 04/01/2029 (m)		142	162
Sprint Communications, Inc.
6.000% due 11/15/2022		908	964
11.500% due 11/15/2021		200	224
Sprint Corp.
7.125% due 06/15/2024 (m)		1,395	1,573
7.250% due 09/15/2021 (m)		2,201	2,318
7.625% due 03/01/2026 (m)		2,182	2,589
7.875% due 09/15/2023 (m)		10,903	12,320
Talen Energy Supply LLC 6.625% due 01/15/2028		64	61
Transocean Phoenix Ltd. 7.750% due 10/15/2024 (m)		1,892	1,693

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2020 (Unaudited)

Transocean Poseidon Ltd. 6.875% due 02/01/2027	238	190
Transocean Proteus Ltd. 6.250% due 12/01/2024	280	241
Transocean Sentry Ltd. 5.375% due 05/15/2023	100	78
		94,797
Total Corporate Bonds & Notes (Cost $633,728)		573,906
CONVERTIBLE BONDS & NOTES 0.6%
INDUSTRIALS 0.6%
Caesars Entertainment Corp. 5.000% due 10/01/2024	1,050	1,494
DISH Network Corp. 3.375% due 08/15/2026	5,900	4,797
		6,291
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024	100	18
Total Convertible Bonds & Notes (Cost $7,929)		6,309
MUNICIPAL BONDS & NOTES 3.1%
CALIFORNIA 0.3%
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010 7.500% due 10/01/2030	3,425	3,514
ILLINOIS 1.4%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010 7.517% due 01/01/2040	13,700	14,737
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	51	57
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	200	227
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	60	65
7.350% due 07/01/2035	40	42
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	365	329
		15,457
IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	445	445
VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	1,360	1,147
WEST VIRGINIA 1.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)	78,700	3,384
7.467% due 06/01/2047	10,085	9,670
		13,054
Total Municipal Bonds & Notes (Cost $33,727)		33,617
U.S. GOVERNMENT AGENCIES 4.0%
Fannie Mae
3.000% due 01/25/2042 (a)	629	23
3.500% due 02/25/2033 (a)	1,903	192
4.137% due 02/25/2040 •	640	454
5.613% due 07/25/2040 •(a)	624	38
6.237% due 07/25/2029 •	2,010	1,706
7.087% due 02/25/2040 •	2,340	1,226
Freddie Mac
0.000% due 02/25/2046 (b)(h)	12,790	11,517
0.100% due 02/25/2046 (a)	149,250	82
3.500% due 10/15/2035 (a)	2,303	232
4.629% due 03/15/2043	403	420
6.142% due 11/25/2055 «~	14,191	8,662
6.395% due 02/15/2034 •(a)	1,625	361
6.962% due 07/15/2039 •	2,207	3,028
8.037% due 12/25/2027 •	4,414	3,461
8.084% due 03/15/2044 •	1,822	2,681

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2020 (Unaudited)

9.290% due 02/15/2036 •		5,228	8,112
11.237% due 03/25/2025 •		2,305	1,662
Ginnie Mae
3.000% due 12/20/2042 (a)		74	3
3.500% due 09/16/2041 - 06/20/2042 (a)		1,074	113
6.032% due 01/20/2042 •(a)		1,744	323
Total U.S. Government Agencies (Cost $44,402)			44,296
NON-AGENCY MORTGAGE-BACKED SECURITIES 16.4%
Adjustable Rate Mortgage Trust
0.827% due 05/25/2036 •		1,647	816
1.637% due 01/25/2035 •		4,332	3,697
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^		148	140
6.000% due 04/25/2036 ^		2,219	2,096
Banc of America Funding Trust
5.500% due 01/25/2036		217	187
6.000% due 07/25/2037 ^		495	451
BCAP LLC Trust
3.533% due 03/27/2036 ~		3,794	2,946
4.863% due 03/26/2037 þ		1,417	1,489
7.000% due 12/26/2036 ~		3,765	3,415
Bear Stearns ALT-A Trust
3.644% due 08/25/2046 ^~		3,713	3,359
3.794% due 11/25/2036 ^~		654	505
3.907% due 08/25/2036 ^~		2,751	1,721
4.246% due 09/25/2035 ^~		860	619
4.284% due 11/25/2034 ~		205	186
Bear Stearns Commercial Mortgage Securities Trust 5.935% due 04/12/2038 ~		370	370
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ		1,203	1,149
CD Commercial Mortgage Trust 5.398% due 12/11/2049 ~		6	6
CD Mortgage Trust 5.688% due 10/15/2048		9,920	5,742
Chase Mortgage Finance Trust
3.789% due 12/25/2035 ^~		14	13
6.000% due 02/25/2037 ^		1,563	996
6.000% due 03/25/2037 ^		389	286
6.000% due 07/25/2037 ^		1,383	1,009
Citigroup Commercial Mortgage Trust 5.774% due 12/10/2049 ~		639	391
Citigroup Mortgage Loan Trust
3.883% due 04/25/2037 ^~		2,491	1,993
4.001% due 03/25/2037 ^~		554	482
4.119% due 11/25/2035 ~		15,567	10,767
6.000% due 11/25/2036 ~		12,305	9,346
CitiMortgage Alternative Loan Trust 5.750% due 04/25/2037 ^		2,095	1,935
Commercial Mortgage Loan Trust 6.253% due 12/10/2049 ~		4,058	1,806
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~		1,828	1,441
Countrywide Alternative Loan Trust
0.928% due 03/20/2046 •		4,290	3,418
1.027% due 08/25/2035 •		297	183
3.952% due 06/25/2037 ^~		2,362	2,067
4.763% due 04/25/2037 ^•(a)		18,014	4,416
5.250% due 05/25/2021 ^		7	7
5.500% due 03/25/2035		480	310
5.500% due 09/25/2035 ^		4,243	3,541
5.750% due 01/25/2035		446	444
5.750% due 02/25/2035		562	525
6.000% due 02/25/2035		677	648
6.000% due 04/25/2036		1,536	974
6.000% due 05/25/2036 ^		1,733	1,230
6.000% due 02/25/2037 ^		640	355
6.000% due 02/25/2037		2,033	1,534
6.000% due 04/25/2037 ^		5,416	3,550
6.000% due 08/25/2037 ^•		8,407	6,019
6.250% due 10/25/2036 ^		2,132	1,727
6.250% due 12/25/2036 ^•		3,138	2,058
6.500% due 08/25/2036 ^		780	424
6.500% due 09/25/2036 ^		383	279
19.847% due 02/25/2036 •		1,440	2,082
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/2037 ^		617	446
6.000% due 04/25/2036 ^		345	276
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 04/25/2036 ^		1,341	952
Eurosail PLC
1.856% due 06/13/2045 •	GBP	4,487	3,195
4.506% due 06/13/2045 •		1,394	1,166

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2020 (Unaudited)

GS Mortgage Securities Corp. Trust 4.744% due 10/10/2032 ~		$9,200	7,183
GS Mortgage Securities Trust 5.622% due 11/10/2039		1,151	880
GSR Mortgage Loan Trust
3.909% due 03/25/2037 ^~		1,929	1,556
4.232% due 11/25/2035 ^~		1,229	1,107
5.500% due 05/25/2036 ^		130	207
HomeBanc Mortgage Trust 1.287% due 03/25/2035 •		158	134
IndyMac Mortgage Loan Trust 6.500% due 07/25/2037 ^		6,593	3,341
JPMorgan Alternative Loan Trust 3.517% due 03/25/2037 ~		6,794	6,040
JPMorgan Chase Commercial Mortgage Securities Trust
5.411% due 05/15/2047		2,021	2,343
5.623% due 05/12/2045		190	170
JPMorgan Mortgage Trust
3.706% due 02/25/2036 ^~		1,273	1,040
4.002% due 06/25/2036 ^~		688	559
4.008% due 10/25/2035 ~		34	31
4.024% due 01/25/2037 ^~		862	726
LB-UBS Commercial Mortgage Trust 5.407% due 11/15/2038 ^		5,614	3,167
Lehman Mortgage Trust 6.000% due 07/25/2037 ^		164	146
Lehman XS Trust 0.707% due 06/25/2047 •		2,657	2,149
MASTR Alternative Loan Trust 6.750% due 07/25/2036		3,168	1,785
Merrill Lynch Mortgage Investors Trust 3.656% due 03/25/2036 ^~		2,857	1,837
Motel Trust 7.741% due 08/15/2024 •		10,093	8,020
RBSSP Resecuritization Trust
0.707% due 10/27/2036 •		3,609	857
1.867% due 08/27/2037 •		8,000	3,185
Residential Accredit Loans, Inc. Trust
0.677% due 08/25/2036 ^•		813	720
0.717% due 05/25/2037 ^•		233	152
6.000% due 08/25/2036 ^		558	516
6.000% due 05/25/2037 ^		1,827	1,666
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		377	237
6.000% due 02/25/2037 ^		1,801	1,164
6.250% due 09/25/2037 ^		4,867	2,832
Residential Funding Mortgage Securities, Inc. Trust 4.403% due 02/25/2037 ~		2,462	1,871
Structured Adjustable Rate Mortgage Loan Trust
3.649% due 11/25/2036 ^~		3,403	2,986
3.854% due 01/25/2036 ^~		5,801	3,928
4.177% due 07/25/2035 ^~		1,477	1,245
Structured Asset Mortgage Investments Trust 0.607% due 08/25/2036 •		160	133
SunTrust Adjustable Rate Mortgage Loan Trust
3.854% due 04/25/2037 ^~		459	360
3.865% due 02/25/2037 ^~		4,087	3,666
3.931% due 02/25/2037 ^~		420	362
WaMu Mortgage Pass-Through Certificates Trust
3.612% due 07/25/2037 ^~		635	518
3.652% due 02/25/2037 ^~		911	770
3.655% due 10/25/2036 ^~		1,395	1,157
3.981% due 07/25/2037 ^~		1,495	1,237
Washington Mutual Mortgage Pass-Through Certificates Trust
2.710% due 05/25/2047 ^•		132	13
6.000% due 10/25/2035 ^		1,398	1,103
6.000% due 03/25/2036 ^		1,791	1,749
6.000% due 02/25/2037		4,135	3,628
Total Non-Agency Mortgage-Backed Securities (Cost $183,389)			179,661
ASSET-BACKED SECURITIES 23.5%
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	853
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.837% due 03/25/2033 •		$61	58
Apidos CLO 0.000% due 01/20/2031 ~		8,800	4,426
Bear Stearns Asset-Backed Securities Trust 0.887% due 04/25/2037 •		12,776	9,881
Belle Haven ABS CDO Ltd. 2.150% due 07/05/2046 •		324,260	405
BlueMountain CLO Ltd. 6.761% due 04/13/2027 •		1,000	793
California Street CLO Ltd. 6.119% due 10/15/2025 •		1,400	1,078

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2020 (Unaudited)

Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		6,000	2,030
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		4,100	1,211
0.000% due 10/22/2031 ~		3,000	1,066
Citigroup Mortgage Loan Trust 0.887% due 11/25/2046 •		5,682	5,251
Cork Street CLO Designated Activity Co. 0.000% due 11/27/2028 ~	EUR	2,667	1,181
Countrywide Asset-Backed Certificates
0.657% due 03/25/2037 •		$1,826	1,706
0.687% due 06/25/2047 ^•		14,594	12,037
0.797% due 09/25/2037 ^•		17,598	11,040
Credit-Based Asset Servicing & Securitization LLC 3.517% due 12/25/2035 ^þ		18	18
Dryden CLO Ltd. 0.000% due 07/17/2031 ~		14,311	8,026
First Franklin Mortgage Loan Trust 0.647% due 10/25/2036 •		4,302	3,010
Flagship Credit Auto Trust 0.000% due 05/15/2025 «(h)		16	1,503
Fremont Home Loan Trust
0.637% due 01/25/2037 •		6,494	3,204
0.807% due 02/25/2036 •		12,050	5,704
Glacier Funding CDO Ltd. 2.021% due 08/04/2035 •		7,792	1,771
Grosvenor Place CLO BV 0.000% due 04/30/2029 ~	EUR	750	220
Home Equity Mortgage Loan Asset-Backed Trust 0.647% due 07/25/2037 •		$3,061	1,772
Hyundai Auto Receivables Trust 1.000% due 12/15/2022 «		7,010	5,268
JPMorgan Mortgage Acquisition Trust 5.830% due 07/25/2036 ^þ		121	55
Lehman XS Trust 6.290% due 06/24/2046 þ		2,040	2,009
LNR CDO Ltd. 2.324% due 02/28/2043 •		4,976	245
Long Beach Mortgage Loan Trust 0.787% due 01/25/2036 •		6,395	4,979
Marlette Funding Trust 0.000% due 09/17/2029 «(h)		15	5,137
Merrill Lynch Mortgage Investors Trust 5.895% due 03/25/2037 þ		6,798	2,421
Morgan Stanley ABS Capital, Inc. Trust 0.637% due 10/25/2036 •		7,195	4,041
Morgan Stanley Mortgage Loan Trust 6.250% due 02/25/2037 ^~		1,115	680
N-Star REL CDO Ltd. 2.179% due 02/01/2041 •		819	774
Orient Point CDO Ltd. 1.707% due 10/03/2045 •		130,382	53,932
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.462% due 07/25/2035 •		6,000	4,141
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		11,496	4,201
7.238% due 09/25/2037 ^þ		8,950	4,771
Residential Asset Securities Corp. Trust 1.067% due 08/25/2034 •		7,222	5,876
Securitized Asset-Backed Receivables LLC Trust 0.767% due 03/25/2036 •		10,835	7,399
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(h)		8	8,350
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)		7	3,764
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(h)		3	1,642
0.000% due 10/15/2048 «(h)		3	1,827
SoFi Consumer Loan Program LLC 0.000% due 11/25/2026 «(h)		96	3,335
SoFi Professional Loan Program LLC
0.000% due 05/25/2040 (h)		7,500	2,275
0.000% due 07/25/2040 «(h)		38	1,173
0.000% due 09/25/2040 (h)		3,226	1,346
South Coast Funding Ltd. 2.501% due 08/10/2038 •		19,541	3,020
Symphony CLO Ltd. 5.911% due 07/14/2026 •		3,600	2,598
Taberna Preferred Funding Ltd.
2.121% due 08/05/2036 •		526	438
2.121% due 08/05/2036 ^•		10,188	8,482
2.251% due 12/05/2036 •		11,107	9,136
2.291% due 02/05/2036 •		4,915	4,141

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2020 (Unaudited)

Tropic CDO Ltd. 2.119% due 04/15/2034 •		25,000	22,312
Total Asset-Backed Securities (Cost $305,044)			258,012
SOVEREIGN ISSUES 3.8%
Argentina Government International Bond
1.000% due 08/05/2021	ARS	111,545	868
2.500% due 07/22/2021		35,278	280
3.375% due 01/15/2023	EUR	300	83
3.380% due 12/31/2038 þ		7,755	2,245
3.875% due 01/15/2022		300	85
5.250% due 01/15/2028		200	51
6.250% due 11/09/2047		100	25
7.820% due 12/31/2033		19,140	6,850
15.500% due 10/17/2026	ARS	92,410	428
22.179% (BADLARPP + 2.000%) due 04/03/2022 ~		121,504	783
30.016% (BADLARPP) due 10/04/2022 ~		102	1
38.037% (ARLLMONP) due 06/21/2020 ~		392,360	3,325
Autonomous City of Buenos Aires Argentina
22.292% (BADLARPP + 5.000%) due 01/23/2022 ~		171,140	1,304
23.611% due 03/29/2024 ~		199,694	1,216
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	2,650	3,072
Ghana Government International Bond
6.375% due 02/11/2027		$1,400	1,085
7.875% due 02/11/2035		1,600	1,210
8.750% due 03/11/2061		600	455
10.750% due 10/14/2030		800	841
Provincia de Buenos Aires 22.968% due 04/12/2025 ~	ARS	862,385	4,322
South Africa Government International Bond 5.750% due 09/30/2049 (m)		$1,200	943
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024		200	206
Ukraine Government International Bond
4.375% due 01/27/2030	EUR	2,495	2,121
7.750% due 09/01/2022		$9,800	9,381
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		490	42
8.250% due 10/13/2024 ^(e)		70	6
9.250% due 09/15/2027 ^(e)		598	51
Total Sovereign Issues (Cost $94,517)			41,279
		SHARES
COMMON STOCKS 0.9%
COMMUNICATION SERVICES 0.2%
Clear Channel Outdoor Holdings, Inc. (f)		1,167,686	1,127
iHeartMedia, Inc. «(f)		872	5
iHeartMedia, Inc. 'A' (f)		64,921	456
			1,588
CONSUMER DISCRETIONARY 0.7%
Caesars Entertainment Corp. (f)		754,964	7,293
ENERGY 0.0%
Forbes Energy Services Ltd. (f)(k)		64,837	6
INDUSTRIALS 0.0%
Westmoreland Mining Holdings LLC «(f)(k)		45,070	383
Total Common Stocks (Cost $19,008)			9,270
WARRANTS 0.3%
COMMUNICATION SERVICES 0.3%
iHeartMedia, Inc. - Exp. 05/01/2039		422,815	2,968
FINANCIALS 0.0%
Stearns Holdings LLC - Exp. 11/05/2039 «		42,538	0
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		1,355,000	516

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2020 (Unaudited)

Total Warrants (Cost $8,503)			3,484
PREFERRED SECURITIES 2.9%
BANKING & FINANCE 0.8%
AGFC Capital Trust 2.969% (US0003M + 1.750%) due 01/15/2067 ~		1,800,000	611
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(i)(j)(m)		600,000	670
Banco Santander S.A. 6.250% due 09/11/2021 •(i)(j)(m)		2,200,000	2,331
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(i)		110,000	109
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (i)		4,873,000	5,307
			9,028
INDUSTRIALS 2.1%
General Electric Co. 5.000% due 01/21/2021 •(i)		1,343,000	1,108
Sequa Corp. (12.000% PIK) 12.000% «(d)		33,480	21,717
			22,825
Total Preferred Securities (Cost $36,669)			31,853
REAL ESTATE INVESTMENT TRUSTS 1.4%
REAL ESTATE 1.4%
VICI Properties, Inc.		858,541	14,956
Total Real Estate Investment Trusts (Cost $10,754)			14,956
SHORT-TERM INSTRUMENTS 14.0%
REPURCHASE AGREEMENTS (l) 7.8%			85,630
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Argentina Government International Bond 1.100% due 04/17/2021	ARS	48,251	392
ARGENTINA TREASURY BILLS 0.3%
23.437% due 07/31/2020 ~		45,300	380
25.428% due 08/28/2020 ~		90,622	738
31.539% due 05/28/2020 ~		9,837	87
31.898% due 06/22/2020 ~		34,330	305
38.146% due 05/13/2020 - 10/29/2020 (c)(g)(h)		167,564	1,767
			3,277
U.S. TREASURY BILLS 5.9%
0.163% due 05/07/2020 - 09/24/2020 (c)(g)(h)(o)(q)		$65,001	64,994
Total Short-Term Instruments (Cost $155,914)			154,293
Total Investments in Securities (Cost $1,858,741)			1,613,450
Total Investments 147.1% (Cost $1,858,741)			$1,613,450
Financial Derivative Instruments (n)(p) (1.1)%(Cost or Premiums, net $(18,002))			(12,557)
Auction Rate Preferred Shares (19.4)%			(212,650)
Other Assets and Liabilities, net (26.6)%			(291,578)
Net Assets Applicable to Common Shareholders 100.0%			$1,096,665

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Forbes Energy Services Ltd.	10/09/2014 - 11/18/2016	$2,472	$6	0.00%
Westmoreland Mining Holdings LLC	07/29/2015 - 03/26/2019	1,172	383	0.03
$3,644	$389	0.03%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	0.080%	04/30/2020	05/01/2020	$7,700	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2021	$(7,849)	$7,700	$7,700
FICC	0.000	04/30/2020	05/01/2020	4,130	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2021	(4,215)	4,130	4,130
MBC	0.070	04/30/2020	05/01/2020	36,900	U.S. Treasury Notes 1.750% due 10/31/2020	(38,430)	36,900	36,900
NOM	0.070	04/30/2020	05/01/2020	36,900	U.S. Treasury Bonds 2.750% due 08/15/2042	(37,438)	36,900	36,900
Total Repurchase Agreements	$(87,932)	$85,630	$85,630
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	1.500%	04/16/2020	TBD(3)	$(775)	$(775)
BOS	1.250	04/09/2020	05/14/2020	(2,205)	(2,207)
BPS	(0.250)	02/14/2020	05/14/2020	EUR	(1,142)	(1,251)
1.200	04/16/2020	07/16/2020	GBP	(2,025)	(2,552)
1.750	04/06/2020	05/11/2020	$(10,420)	(10,433)
1.800	04/28/2020	06/02/2020	(2,554)	(2,554)
1.950	03/31/2020	05/05/2020	(12,049)	(12,069)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2020 (Unaudited)

1.980	05/05/2020	07/08/2020	(12,219)	(12,219)
BRC	(7.500)	03/25/2020	03/24/2022	(210)	(208)
0.500	03/25/2020	03/24/2022	(216)	(216)
CDC	1.550	04/06/2020	05/11/2020	(1,377)	(1,378)
1.550	04/07/2020	05/12/2020	(3,968)	(3,972)
1.900	04/09/2020	05/12/2020	(32,183)	(32,220)
CIB	2.050	04/27/2020	06/01/2020	(12,438)	(12,441)
2.450	04/09/2020	05/08/2020	(35,065)	(35,118)
CSG	2.250	03/20/2020	03/19/2022	(12,609)	(12,642)
FOB	1.250	04/22/2020	TBD(3)	(1,776)	(1,777)
1.750	04/06/2020	TBD(3)	(1,896)	(1,898)
JML	0.200	04/15/2020	07/15/2020	EUR	(1,611)	(1,765)
0.350	04/08/2020	07/06/2020	(1,157)	(1,269)
0.750	04/14/2020	07/14/2020	GBP	(175)	(221)
0.750	04/15/2020	07/15/2020	(7,737)	(9,747)
0.750	04/17/2020	07/17/2020	(289)	(364)
0.750	04/23/2020	07/23/2020	(14,458)	(18,212)
0.750	04/28/2020	07/24/2020	(7,785)	(9,806)
MEI	0.900	03/05/2020	TBD(3)	$(1,322)	(1,324)
NOM	1.090	03/05/2020	TBD(3)	(513)	(514)
RDR	1.150	03/17/2020	TBD(3)	(503)	(504)
1.550	04/09/2020	05/08/2020	(4,993)	(4,998)
1.700	04/06/2020	05/11/2020	(4,905)	(4,911)
RTA	2.400	04/15/2020	06/01/2020	(9,270)	(9,280)
2.469	04/15/2020	07/15/2020	(5,257)	(5,263)
2.614	04/08/2020	05/08/2020	(729)	(730)
2.614	04/09/2020	05/11/2020	(14,795)	(14,819)
2.614	04/28/2020	05/11/2020	(47,958)	(23,984)
SCX	1.250	05/01/2020	05/29/2020	(853)	(853)
2.000	04/03/2020	05/01/2020	(716)	(717)
TDM	0.850	04/28/2020	TBD(3)	(5,372)	(5,372)
UBS	(0.200)	02/10/2020	05/11/2020	EUR	(2,404)	(2,633)
0.900	05/01/2020	06/01/2020	$(4,438)	(4,438)
1.050	02/10/2020	05/11/2020	GBP	(5,107)	(6,447)
1.750	05/01/2020	06/01/2020	$(1,888)	(1,888)
2.000	04/07/2020	05/07/2020	(5,876)	(5,884)
2.000	04/15/2020	05/15/2020	(7,665)	(7,672)
2.100	04/03/2020	05/01/2020	(3,639)	(3,645)
2.100	04/07/2020	05/07/2020	(1,848)	(1,851)
2.100	04/16/2020	05/01/2020	(1,712)	(1,714)
Total Reverse Repurchase Agreements	$(296,755)
(m)	Securities with an aggregate market value of $354,407 and cash of $445 have been pledged as collateral under the terms of master agreements as of April 30, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended April 30, 2020 was $(261,411) at a weighted average interest rate of 1.805%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	06/20/2024	18.213%	$4,700	$(9)	$(1,351)	$(1,360)	$0	$(23)
Bombardier, Inc.	5.000	Quarterly	12/20/2024	17.815	1,000	(2)	(298)	(300)	0	(5)
$(11)	$(1,649)	$(1,660)	$0	$(28)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-33 5-Year Index	(5.000)%	Quarterly	12/20/2024	$15,190	$1,456	$(2,255)	$(799)	$4	$0

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2020 (Unaudited)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	3.000%	Semi-Annual	06/19/2022	$75,200	$(2,384)	$(2,622)	$(5,006)	$0	$(28)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	06/17/2025	8,580	541	562	1,103	6	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026	44,400	2,099	3,046	5,145	20	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	73,900	530	10,922	11,452	0	(13)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029	263,700	13,372	45,874	59,246	0	(159)
Pay	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044	305,100	(9,953)	198,308	188,355	0	(2,293)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049	20,700	(83)	(8,047)	(8,130)	203	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	42,900	(309)	(13,493)	(13,802)	432	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	177,200	41	(38,644)	(38,603)	1,721	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	28,200	(65)	(7,058)	(7,123)	279	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	123,200	(439)	(25,997)	(26,436)	1,168	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050	29,300	(113)	(8,209)	(8,322)	279	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050	9,800	(29)	(3,793)	(3,822)	98	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	13,400	332	1,069	1,401	19	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	38,000	695	(763)	(68)	0	(355)
Receive(6)	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030	4,100	(3)	(135)	(138)	0	(41)
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	48,200	501	(2,085)	(1,584)	0	(284)
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050	7,800	190	(1,099)	(909)	0	(137)
$4,923	$147,836	$152,759	$4,225	$(3,310)
Total Swap Agreements	$6,368	$143,932	$150,300	$4,229	$(3,338)
(o)	Securities with an aggregate market value of $3,442 and cash of $25,995 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of April 30, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	05/2020	EUR	4,278	$4,671	$0	$(17)
05/2020	GBP	5,547	6,946	0	(40)
05/2020	MXN	406,968	16,863	0	(22)
05/2020	$9,358	EUR	8,605	72	0
05/2020	1,649	GBP	1,325	20	0
BRC	05/2020	GBP	57,458	$70,280	0	(2,088)
05/2020	$4,830	GBP	3,907	90	0
06/2020	IDR	97,237,660	$6,131	0	(369)
CBK	05/2020	GBP	3,402	4,254	0	(31)
05/2020	$3,521	EUR	3,254	44	0
05/2020	68,732	GBP	55,228	828	0
06/2020	GBP	55,228	$68,741	0	(826)
09/2020	$7,746	PEN	26,507	64	0
DUB	05/2020	BRL	2,522	$491	27	0
05/2020	$465	BRL	2,522	0	(1)
GLM	05/2020	RUB	210,692	$2,612	0	(221)
05/2020	$7,313	GBP	5,947	178	0
05/2020	7,039	MXN	174,990	222	0
06/2020	MXN	174,990	$6,987	0	(223)
06/2020	$1,206	CLP	964,978	0	(49)
HUS	05/2020	AUD	191	$117	0	(8)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2020 (Unaudited)

		05/2020	BRL	2,522		465		1	0
		05/2020	$447		BRL	2,522		17	0
		05/2020	619		EUR	575		11	0
		05/2020	11,824		MXN	231,978		0	(2,199)
		06/2020	BRL	2,522		$446		0	(17)
		06/2020	INR	496,795		6,467		0	(119)
JPM		06/2020	$8,882		MXN	169,752		0	(1,887)
MYI		06/2020	6,932		IDR	96,253,067		0	(498)
SCX		05/2020	EUR	62,754		$68,944		175	0
		06/2020	54,598			59,834		0	(30)
		06/2020	$6,846		INR	494,729		0	(287)
SOG		06/2020	1,610		RUB	125,471		71	0
Total Forward Foreign Currency Contracts							$1,820		$(8,932)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
									Swap Agreements, at Value (4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2020(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2024	5.101%	$1,800	$(352)	$54	$0	$(298)
BRC	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	5.663	2,700	(40)	28	0	(12)
	Ukraine Government International Bond	5.000	Quarterly	12/20/2022	6.996	16,900	1,036	(1,734)	0	(698)
DUB	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	9.244	100	(9)	(3)	0	(12)
GST	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	2.926	20	(3)	3	0	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	5.101	2,400	(476)	79	0	(397)
HUS	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	2.926	60	(9)	9	0	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	5.101	3,000	(623)	127	0	(496)
JPM	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.597	1,300	(149)	154	5	0
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	5.769	6,570	620	(680)	0	(60)
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	0.140	1,900	111	(86)	25	0
							$106	$(2,049)	$30	$(1,973)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
									Swap Agreements, at Value (4)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index		0.110%	Monthly	05/25/2046	$37,911	$(7,881)	$4,347	$0	$(3,534)
GST	ABX.HE.AA.6-1 Index		0.320	Monthly	07/25/2045	17,637	(838)	(655)	0	(1,493)
	ABX.HE.AAA.6-2 Index		0.110	Monthly	05/25/2046	3,207	(667)	367	0	(300)
MEI	ABX.HE.AAA.6-2 Index		0.110	Monthly	05/25/2046	44,188	(9,024)	4,905	0	(4,119)
MYC	ABX.HE.AAA.6-2 Index		0.110	Monthly	05/25/2046	48,105	(6,133)	1,649	0	(4,484)
							$(24,543)	$10,613	$0	$(13,930)
INTEREST RATE SWAPS
									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	3-Month USD-LIBOR	3.850%	Semi-Annual	07/13/2022	$600,000	$67	$9,470	$9,537	$0
Total Swap Agreements							$(24,370)	$18,034	$9,567	$(15,903)
(q)

Securities with an aggregate market value of $22,347 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of April 30, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2020 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 04/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$192,071	$70,443	$262,514
Corporate Bonds & Notes
Banking & Finance	0	220,295	0	220,295
Industrials	9,328	249,388	98	258,814
Utilities	0	94,797	0	94,797
Convertible Bonds & Notes
Industrials	0	6,291	0	6,291
Utilities	0	18	0	18
Municipal Bonds & Notes
California	0	3,514	0	3,514
Illinois	0	15,457	0	15,457
Iowa	0	445	0	445
Virginia	0	1,147	0	1,147
West Virginia	0	13,054	0	13,054
U.S. Government Agencies	0	35,634	8,662	44,296
Non-Agency Mortgage-Backed Securities	0	179,661	0	179,661
Asset-Backed Securities	0	226,013	31,999	258,012
Sovereign Issues	0	41,279	0	41,279
Common Stocks
Communication Services	1,583	0	5	1,588
Consumer Discretionary	7,293	0	0	7,293
Energy	0	6	0	6
Industrials	0	0	383	383
Warrants
Communication Services	0	2,968	0	2,968
Industrials	0	0	516	516
Preferred Securities
Banking & Finance	0	9,028	0	9,028
Industrials	0	1,108	21,717	22,825
Real Estate Investment Trusts
Real Estate	14,956	0	0	14,956
Short-Term Instruments
Repurchase Agreements	0	85,630	0	85,630
Short-Term Notes	0	392	0	392
Argentina Treasury Bills	0	3,277	0	3,277
U.S. Treasury Bills	0	64,994	0	64,994
Total Investments	$33,160	$1,446,467	$133,823	$1,613,450
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,229	0	4,229
Over the counter	0	11,362	25	11,387
$0	$15,591	$25	$15,616
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3,338)	0	(3,338)
Over the counter	0	(24,835)	0	(24,835)
$0	$(28,173)	$0	$(28,173)
Total Financial Derivative Instruments	$0	$(12,582)	$25	$(12,557)
Totals	$33,160	$1,433,885	$133,848	$1,600,893

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended April 30, 2020:
Category and Subcategory	Beginning Balance at 07/31/2019	Net Purchases(1)	Net Sales/Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 04/30/2020(2)
Investments in Securities, at Value
Loan Participations and Assignments	$9,171	$76,354	$(768)	$(148)	$(4)	$(14,501)	$339	$0	$70,443	$(14,496)
Corporate Bonds & Notes
Industrials	0	189	0	3	0	(94)	0	0	98	(94)
U.S. Government Agencies	8,631	0	(122)	331	42	(220)	0	0	8,662	(226)
Asset-Backed Securities	46,486	0	(7,852)	0	690	(7,325)	0	0	31,999	(7,814)
Common Stocks
Communication Services	0	0	0	0	0	0	5	0	5	0
Industrials	654	0	0	0	0	(271)	0	0	383	(271)
Warrants

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2020 (Unaudited)

Industrials	2,513	0	0	0	0	(1,997)	0	0	516	(1,997)
Preferred Securities
Industrials	36,716	2,556	0	0	0	(17,555)	0	0	21,717	(17,555)
	$104,171	$79,099	$(8,742)	$186	$728	$(41,963)	$344	$0	$133,823	$(42,453)
Financial Derivative Instruments - Assets
Over the counter	$80	$0	$0	$0	$0	$(55)	$0	$0	$25	$(27)
Totals	$104,251	$79,099	$(8,742)	$186	$728	$(42,018)	$344	$0	$133,848	$(42,480)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)
Category and Subcategory		Ending Balance at 04/30/2020	Valuation Technique			Unobservable Inputs		Input Value(s)		Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments		$32,000	Market Based Approach			Recovery Value		100.000		—
		5,396	Proxy Pricing			Base Price		100.830		—
		10,169	Reference Instrument			Liquidity Discount		$0.750		—
		22,878	Third Party Vendor			Broker Quote		63.000 - 100.250		72.000
Corporate Bonds & Notes
Industrials		98	Other Valuation Techniques(3)			—		—		—
U.S. Government Agencies		8,662	Proxy Pricing			Base Price		61.040		—
Asset-Backed Securities		31,999	Proxy Pricing			Base Price		75.153 - 100,000.000		45,388.244
Common Stocks
Communication Services		5	Other Valuation Techniques(3)			—		—		—
Industrials		383	Other Valuation Techniques(3)			—		—		—
Warrants
Industrials		516	Other Valuation Techniques(3)			—		—		—
Preferred Securities
Industrials		21,717	Fundamental Valuation			Company Equity Value		$475,300,000.000		—
Financial Derivative Instruments - Assets
Over the counter		25	Indicative Market Quotation			Broker Quote		0.710		—
Total		$133,848
(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at April 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)								Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the foreign (non-U.S.) security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy,

Notes to Financial Statements (Cont.)

separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market based valuation estimates fair value by projecting the company's market value, which may include unobservable inputs such as estimated recovery on assets. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of April 30, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	MYI	Morgan Stanley & Co. International PLC
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RTA	RBC (Barbados) Trading Bank Corp.
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
CDC	Natixis Securities Americas LLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CSG	Credit Suisse AG Cayman	MEI	Merrill Lynch International	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	MXN	Mexican Peso
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	USD ( or $)	United States Dollar

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	BP0003M	3 Month GBP-LIBOR	LIBOR03M	3 Month USD-LIBOR
ARLLMONP	Argentina Blended Policy Rate	CDX.HY	Credit Derivatives Index - High Yield	PRIME	Daily US Prime Rate
BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate	US0003M	3 Month USD Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
BABs	Build America Bonds	DAC	Designated Activity Company	TBD	To-Be-Determined
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate